Prepaids Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2024
Prepaids Expenses And Other Current Assets
Schedule of prepaids and other current assets

	As of March 31,
	2024	2023
Advance non-income taxes[1]	$4,179	$3,371
Prepaid expenses	878	405
Advance to vendors	728	119
Security deposits	424	29
Other	786	193
Prepaids and other current assets	$6,995	$4,117

[1]	Advance non-income taxes consist of tax credits owed to the Company that were levied from taxing authorities.